Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
NET INCOME	$ 364.0	$ 381.4	$ 362.6	$ 319.9	$ 221.2	$ 345.4	$ 342.7	$ 267.4	$ 1,427.9	$ 1,176.7	$ 605.6
OTHER COMPREHENSIVE INCOME (LOSS), NET
Net change in fair value of derivatives									(5.8)	8.7	0.1
Reclassification of gains and losses on derivative instruments from other comprehensive (income) loss into net income									2.0	0	(5.5)
Other									1.9	2.8	2.9
NET OTHER COMPREHENSIVE INCOME (LOSS)									(1.9)	11.5	(2.5)
COMPREHENSIVE INCOME									1,426.0	1,188.2	603.1
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS									(9.7)	(7.0)	(5.2)
COMPREHENSIVE INCOME ATTRIBUTABLE TO ENSCO									$ 1,416.3	$ 1,181.2	$ 597.9